UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue

New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin

Torchlight Value Fund Master, LLC

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-212-883-2800

Date of fiscal year end:   October 31, 2013

Date of reporting period:    October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND MASTER, LLC

ANNUAL REPORT

OCTOBER 31, 2013

ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND MASTER, LLC.

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ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND MASTER, LLC.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER*

Torchlight Investors is an SEC registered investment adviser with $3.7 billion under management. Torchlight has over 50 employees and a seasoned senior management team averaging 25 years of experience. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995.

*Information as of September 30, 2013

FUND OBJECTIVE

Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013[1]
Net Asset Value	$ 356.7 MM
Portfolio Positions	153
Nominal IRR[2]	6.5%
Average Rating	BBB-
Spread to U.S. Treasury	572 bps
Weighted Average Life	4.1 years
Average Modified Duration	2.9 years
Portfolio Distribution[3]
CMBS	95.0%
Other (includes Treasuries)	5.0%

(1)	With the exception of Net Asset Value, the portfolio overview above excludes cash and cash equivalents held in money market funds
(2)	In the nominal scenario, using 12 months to recovery, a 25% principal loss is assumed on all loans (30+) delinquent or Performing Specially Serviced
(3)	Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND MASTER, LLC.

PORTFOLIO HIGHLIGHTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC
(As of October 31, 2013)

PORTFOLIO DISTRIBUTION1

Portfolio Distribution by Rating[2]	Non-Super Senior and Non-IO CMBS Portfolio Distribution by Vintage

COLLATERAL DISTRIBUTION1

CMBS Distribution by Property Type	CMBS Distribution by State

(1)	Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.
(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC

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ANNUAL REPORT 2013 | TORCHLIGHT VALUE FUND MASTER, LLC.

FINANCIAL HIGHLIGHTS

TORCHLIGHT VALUE FUND MASTER, LLC

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
Total Investment Return (1)	9.36%	22.21%	8.15%	40.03%	14.48%
Ratios and Supplemental Data
Members’ Capital, End of Year (in Thousands)	$356,676	$407,790	$374,187	$341,608	$346,064
Ratio of Expenses to Average Members’ Capital	0.12%	0.15%	0.13%	0.15%	0.27%
Ratio of Net Investment Income to Average
Members’ Capital	9.09%	8.66%	7.36%	10.93%	19.40%
Portfolio Turnover Rate	29%	7%	36%	37%	73%

(1)	Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals at the Master Fund during the year. Calculated based on average members’ capital outstanding throughout the year.

See Notes to Financial Statements.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

COMMERCIAL MORTGAGE-BACKED SECURITIES (93.78%)		Principal Amount	Value (a)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$2,105,855	$937,737	(c),(d),(e)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e),(f)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	-	(c),(d),(e),(f)
Anthracite CDO I Ltd.	6.000% due 05/24/2037 (b)	1,000,000	968,100	(c),(d),(e)
Anthracite CDO II Ltd.	6.970% due 12/24/2037 (b)	1,500,000	1,452,150	(c),(d),(e)
Arbor Realty Mortgage Securities LLC	0.692% due 02/21/2040 (b)	4,860,909	4,482,244	(c),(d),(e),(g)
Banc of America Large Loan, Inc.	5.959% due 05/15/2046 (b)	4,500,000	5,045,895	(g)
Banc of America Large Loan, Inc.	4.074% due 08/15/2029 (b)	1,000,000	905,890	(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.351% due 09/10/2045 (b)	972,759,751	4,387,146	(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	3,781,549	2,885,545	(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.529% due 02/10/2051 (b)	211,853,878	2,327,215	(d),(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.837% due 09/10/2047 (b)	68,169,383	956,621	(d),(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.023% due 11/10/2038 (b)	39,793,644	146,480	(d),(g),(h)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	4,036,314	4,047,374
CFCRE Commercial Mortgage Trust	5.745% due 12/15/2047 (b)	2,884,000	2,949,196	(d),(g)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.696% due 10/15/2048 (b)	128,737,222	2,071,382	(g),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (b)	40,500,000	940,410	(g),(h)
Commercial Mortgage Asset Trust	7.350% due 01/17/2032	6,248,846	6,269,217	(g)
Commercial Mortgage Pass-Through Certificates	1.697% due 03/10/2046	65,956,979	5,254,133	(g),(h)
Commercial Mortgage Pass-Through Certificates	3.213% due 03/10/2046	4,000,000	3,910,680
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	3,638,000	3,675,330	(d),(g)
Commercial Mortgage Pass-Through Certificates	4.258% due 10/10/2046	3,000,000	3,156,990
Commercial Mortgage Pass-Through Certificates	2.592% due 07/10/2046 (b)	28,021,212	1,822,219	(d),(g),(h)
Commercial Mortgage Pass-Through Certificates	2.360% due 10/15/2045	6,919,097	889,865	(g),(h)
Credit Suisse Mortgage Capital Certificates	0.824% due 04/15/2022 (b)	3,000,000	2,529,090	(f),(g)
Credit Suisse Mortgage Capital Certificates	0.229% due 01/15/2049 (b)	260,546,787	966,629	(g),(h)
Credit Suisse Mortgage Capital Certificates	5.953% due 09/15/2039 (b)	16,000,000	679,670	(f),(g)
Crest Ltd.	1.048% due 12/28/2038 (b)	406,108	396,036	(c),(d),(e),(g)
CS First Boston Mortgage Securities Corp.	5.322% due 08/15/2036 (b)	5,000,000	5,004,650	(g)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	3,866,151	3,899,864
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	3,065,280	(g)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	3,325,000	2,171,883	(d)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	961,668	(d),(g)
CS First Boston Mortgage Securities Corp.	5.362% due 05/15/2036 (b)	1,000,000	855,180	(g)
CS First Boston Mortgage Securities Corp.	5.863% due 12/18/2035 (b)	1,029,858	558,793	(d)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	548,570	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	1.206% due 12/15/2035 (b)	5,636,311	65,776	(g),(h)

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
DBUBS Mortgage Trust	5.730% due 11/10/2046 (b)	$3,000,000	$3,178,050	(g)
DBUBS Mortgage Trust	1.577% due 08/10/2044 (b)	26,740,801	969,354	(g),(h)
DBUBS Mortgage Trust	1.555% due 11/10/2046 (b)	15,178,753	588,025	(g),(h)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	8,000,000	8,358,399	(c)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,300,000	5,455,687	(c),(d)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,676,943	546,834	(c),(d)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	92,811	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	143,813	84,730	(c),(d)
FHLMC Multi-Family Pass-Through Certificates	1.938% due 05/25/2040	50,158,556	6,013,133	(d),(g),(h)
FHLMC Multi-Family Pass-Through Certificates	1.431% due 07/25/2022	51,057,680	4,427,211	(g),(h)
FHLMC Multi-Family Pass-Through Certificates	1.711% due 11/25/2040	38,953,342	4,214,495	(d),(g),(h)
FHLMC Multi-Family Pass-Through Certificates	0.381% due 04/25/2023	100,860,423	1,967,494	(d),(g),(h)
FREMF Mortgage Trust	4.751% due 11/25/2046 (b)	5,000,000	4,998,450	(g)
FREMF Mortgage Trust	3.723% due 12/25/2045 (b)	5,852,030	4,906,666	(g)
FREMF Mortgage Trust	5.333% due 02/25/2047 (b)	2,000,000	2,086,480	(g)
FREMF Mortgage Trust	4.004% due 05/25/2045 (b)	10,000,000	8,672,000	(g)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	3,184,950	(g)
GE Capital Commercial Mortgage Corp.	5.488% due 11/10/2045	5,481,000	1,774,320	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	5.470% due 05/10/2043 (b)	2,972,000	355,062	(d),(g)
GE Capital Commercial Mortgage Corp.	5.465% due 06/10/2048 (b)	1,407,910	56,067	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	0.924% due 01/10/2038 (b)	10,311,718	53,982	(d),(g),(h)
GE Capital Commercial Mortgage Corp.	5.964% due 12/10/2049 (b)	1,746,752	34,935	(f),(g)
G-Force LLC	5.090% due 08/22/2036 (b)	5,800,000	5,627,160	(c),(d),(e)
GMAC Commercial Mortgage Securities, Inc.	7.414% due 07/15/2029	1,759,381	1,773,421	(g)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	962,993	890,691	(d)
Gramercy Real Estate CDO Ltd.	0.558% due 07/25/2035 (b)	4,102,278	3,885,678	(d),(e),(g)
Greenwich Capital Commercial Funding Corp.	0.485% due 03/10/2039 (b)	266,621,288	2,212,957	(g),(h)
Greenwich Capital Commercial Funding Corp.	0.130% due 12/10/2049 (b)	141,086,223	1,343,282	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	1.101% due 08/10/2042 (b)	50,712,086	472,992	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	2.025% due 07/05/2035 (b)	2,632,106	14,729	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	1.768% due 01/11/2035 (b)	2,153,915	9,910	(d),(g),(h)
GS Mortgage Securities Corp. II	0.639% due 05/10/2045 (b)	100,000,000	3,635,000	(g),(h)
GS Mortgage Securities Corp. II	1.265% due 03/10/2044 (b)	78,131,274	3,308,859	(g),(h)
GS Mortgage Securities Corp. II	2.943% due 02/10/2046	3,000,000	2,880,660
GS Mortgage Securities Corp. II	0.841% due 06/05/2031 (b)	48,946,420	1,804,165	(g),(h)
GS Mortgage Securities Corp. II	0.395% due 05/03/2032 (b)	65,000,000	1,656,330	(d),(g),(h)
GS Mortgage Securities Corp. II	1.657% due 08/10/2043 (b)	15,131,264	1,074,017	(g),(h)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (b)	360,322	360,012
GS Mortgage Securities Corp. II	5.581% due 12/20/2049 (b)	743,685	254,192	(c),(d),(e),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	3,186,139	637	(f)

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.576% due 07/15/2046 (b)	$10,000,0000	$9,956,501	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.492% due 08/15/2046 (b)	7,644,000	7,497,007	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	5,466,309	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.390% due 08/05/2032 (b)	5,000,000	5,238,234	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	5,153,500	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.536% due 06/12/2041	4,000,000	4,090,760	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.733% due 05/15/2045	178,096,673	2,507,601	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.444% due 06/12/2047	269,911,190	2,268,604	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.618% due 05/15/2047	182,427,968	2,140,646	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.459% due 02/15/2046 (b)	37,221,237	1,823,096	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.782% due 05/15/2045 (b)	2,000,000	726,304	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.477% due 01/15/2049	56,421,050	486,914	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.605% due 02/15/2051	86,653,786	383,876	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.375% due 08/15/2042 (b)	2,500,000	99,558	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	8,398,850	37,047	(d),(f),(g)
J.P. Morgan Commercial Mortgage Finance Corp.	8.791% due 08/15/2032	3,155,000	3,481,571	(d),(g)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	3,871,661	3,946,713	(d),(g)
LB UBS Commercial Mortgage Trust	0.162% due 02/15/2040 (b)	90,205,488	1,389,652	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.850% due 11/15/2038 (b)	76,605,471	1,375,834	(g),(h)
LB UBS Commercial Mortgage Trust	0.738% due 02/15/2040	45,684,714	815,929	(g),(h)
LB UBS Commercial Mortgage Trust	5.706% due 06/15/2036 (b)	770,000	773,534	(g)
LB UBS Commercial Mortgage Trust	6.377% due 07/15/2040 (b)	19,095,000	572,850	(f),(g)
LB UBS Commercial Mortgage Trust	0.500% due 04/15/2040 (b)	116,066,287	403,911	(g),(h)
LB UBS Commercial Mortgage Trust	0.958% due 02/15/2040 (b)	16,877,916	131,599	(d),(g),(h)
Mach One Trust Commercial Mortgage-Backed Secs.	5.922% due 05/28/2040 (b)	1,706,000	1,731,590	(c),(e),(g)
Merrill Lynch Mortgage Investors Trust	6.250% due 12/10/2029	3,166,829	3,157,139	(g)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,430,550	(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	3,564,860	(g)
Merrill Lynch Mortgage Trust	0.517% due 08/12/2043 (b)	343,398,122	3,245,112	(g),(h)
Merrill Lynch Mortgage Trust	5.706% due 09/12/2042 (b)	3,200,000	12,742	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	184,717	736	(d),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.246% due 12/12/2049 (b)	89,746,373	1,052,725	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.465% due 03/12/2051 (b)	116,368,166	879,511	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.145% due 09/12/2049 (b)	123,266,830	820,957	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.812% due 12/12/2049	85,006,424	601,845	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.605% due 09/12/2049	82,397,198	586,668	(g),(h)
Morgan Stanley Bank of America Merrill Lynch Trust	4.219% due 07/15/2046	5,000,000	5,246,450	(g)
Morgan Stanley Capital I Trust	4.770% due 07/15/2056	3,500,000	3,635,065
Morgan Stanley Capital I Trust	0.824% due 07/15/2019 (b)	3,400,000	3,148,604	(g)
Morgan Stanley Capital I Trust	6.010% due 11/15/2030 (b)	2,765,324	2,919,850	(c)

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)		Principal Amount	Value (a)
Morgan Stanley Capital I Trust	0.598% due 03/15/2044 (b)	$137,482,629	$1,604,422	(g),(h)
Morgan Stanley Capital I Trust	0.348% due 09/15/2047 (b)	69,000,000	1,390,557	(d),(g),(h)
Morgan Stanley Capital I Trust	1.107% due 09/15/2047 (b)	53,665,901	1,378,140	(g),(h)
Morgan Stanley Capital I Trust	0.440% due 11/12/2049 (b)	98,173,144	819,844	(d),(g),(h)
Morgan Stanley Capital I Trust	0.398% due 02/12/2044 (b)	126,050,948	723,533	(d),(g),(h)
Morgan Stanley Capital I Trust	0.132% due 06/13/2041 (b)	22,861,861	29,629	(d),(g),(h)
Morgan Stanley Dean Witter Capital I Trust	6.454% due 09/15/2037 (b)	6,733,000	6,497,022	(d),(g)
Morgan Stanley Reremic Trust	5.994% due 08/12/2045 (b)	6,000,000	6,646,380	(g)
Morgan Stanley Reremic Trust	5.994% due 08/15/2045 (b)	6,000,000	6,646,260	(g)
Morgan Stanley Reremic Trust	0.000% due 07/17/2056 (b)	264,366	257,493	(c)
Multi Security Asset Trust	5.570% due 11/28/2035 (b)	1,000,000	970,250	(c),(e)
RBSCF Trust	4.970% due 04/16/2040 (b)	1,500,000	1,541,940	(g)
RBSCF Trust	6.123% due 02/16/2051 (b)	900,000	998,964	(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	1,049,321	1,054,095	(c),(g)
UBS-Barclays Commercial Mortgage Trust	1.511% due 04/10/2046 (b)	30,642,126	2,714,280	(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.187% due 11/15/2035 (b)	14,396,000	4,285,108	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	4.942% due 11/15/2034 (b)	3,714,762	3,914,300	(c),(d)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045	3,000,000	3,250,830	(g)
Wachovia Bank Commercial Mortgage Trust	0.686% due 12/15/2043 (b)	233,594,628	2,907,552	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	0.394% due 04/15/2047 (b)	126,399,386	738,172	(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.465% due 04/15/2042 (b)	1,000,000	416,214	(d),(g)
Wachovia Bank Commercial Mortgage Trust	6.114% due 10/15/2048 (b)	5,000,000	300,000	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	6.062% due 12/15/2043 (b)	12,500,000	281,250	(f),(g)
Wachovia Bank Commercial Mortgage Trust	6.124% due 10/15/2048 (b)	5,000,000	150,000	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.944% due 04/15/2047 (b)	1,000,000	2,220	(f),(g)
WF-RBS Commercial Mortgage Trust	1.655% due 03/15/2045 (b)	51,499,936	4,420,239	(g),(h)
WF-RBS Commercial Mortgage Trust	0.341% due 02/15/2044 (b)	222,499,677	4,189,513	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	5.003% due 06/15/2045 (b)	2,500,000	2,478,875	(g)
WF-RBS Commercial Mortgage Trust	0.163% due 06/15/2045 (b)	248,386,065	1,977,451	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	0.967% due 06/15/2044 (b)	22,062,872	695,201	(g),(h)
Total Commercial Mortgage-Backed Securities (Cost $370,964,286)			334,490,423
MONEY MARKET FUND (4.95%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(i)		17,643,921	17,643,921
Total Money Market Fund (Cost $17,643,921)			17,643,921

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

	Principal Amount	Value (a)
TOTAL SECURITIES (98.73%) (Cost $388,608,207)(j)		$352,134,344
OTHER ASSETS, NET OF LIABILITIES (1.27%)		4,541,747
MEMBERS’ CAPITAL (100.00%)		$356,676,091

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2013 was $241,746,251 or 67.78% of the Master Fund’s members’ capital.
(c)	Illiquid security. At October 31, 2013, illiquid securities with aggregate principal of $47,458,826 had a value of $39,503,658 which represented 11.08% of the Master Fund’s members’ capital.
(d)	Fair valued security. At October 31, 2013, the fair valued securities represented 32.59% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(e)	CDO security. At October 31, 2013, collateralized debt obligations in aggregate had a value of $20,705,137 which represented 5.81% of the Master Fund’s members’ capital.
(f)	Non-interest income generating securities as of October 31, 2013.
(g)	Variable rate security.
(h)	Interest-only security. At October 31, 2013, interest-only securities in aggregate had a value of $98,096,824 which represented 27.50% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.
(i)	Rate shown reflects effective yield at October 31, 2013.
(j)	The cost for federal income tax purposes was $381,467,764. At October 31, 2013 net unrealized depreciation for all securities based on tax cost was $29,333,420. This consisted of aggregate gross unrealized appreciation for all securities of $26,705,861 and aggregate gross unrealized depreciation for all securities of $56,039,281.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

SUMMARY OF RATINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

	Portfolio Distribution by Rating (a)
Issuer	AAA	AA+ to	A+	BBB+	BB+	B+to	CCC+to	CC	C	D	NR	Total
		AA-	to A-	to BBB-	to BB-	B-	CCC-
Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	-	-	-	-	-	-	-	-	0.26	-	-	0.26
Anthracite CDO I Ltd.	-	-	-	-	-	-	0.27	-	-	-	-	0.27
Anthracite CDO II Ltd.	-	-	-	-	-	-	0.41	-	-	-	-	0.41
Arbor Realty Mortgage Securities LLC	-	-	-	-	1.26	-	-	-	-	-	-	1.26
Banc of America Large Loan, Inc.	-	-	1.41	-	-	-	0.25	-	-	-	-	1.66
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.65	-	-	-	1.54	-	-	-	-	-	0.81	3.00
Bank of America-First Union National Bank Commercial Mortgage, Inc.	-	-	-	-	-	1.13	-	-	-	-	-	1.13
CFCRE Commercial Mortgage Trust	-	-	-	0.83	-	-	-	-	-	-	-	0.83
Citigroup/Deutsche Bank Commercial Mortgage Trust	-	-	-	0.26	-	0.58	-	-	-	-	-	0.84
Commercial Mortgage Asset Trust	-	-	-	1.76	-	-	-	-	-	-	-	1.76
Commercial Mortgage Pass-Through Certificates	4.21	-	-	0.48	0.56	-	-	-	-	-	-	5.25
Credit Suisse Mortgage Capital Certificates	-	-	-	-	0.27	-	-	-	-	0.90	-	1.17
Crest Ltd.	-	-	-	-	0.11	-	-	-	-	-	-	0.11
CS First Boston Mortgage Securities Corp.	-	-	0.86	-	-	1.64	1.72	0.27	0.16	0.15	-	4.80
DBUBS Mortgage Trust	0.44	-	-	0.89	-	-	-	-	-	-	-	1.33
DLJ Commercial Mortgage Corp.	-	-	-	-	-	3.87	-	-	-	-	-	3.87
DR Structured Finance Corp.	-	-	-	-	-	-	-	-	-	-	0.20	0.20
FHLMC Multi-Family Pass-Through Certificates	1.79	-	-	-	-	-	-	-	-	-	2.87	4.66
FREMF Mortgage Trust	-	-	2.10	3.69	-	-	-	-	-	-	-	5.79
GE Capital Commercial Mortgage Corp.	-	0.89	-	-	-	-	0.51	-	-	0.13	-	1.53
G-Force LLC	-	-	-	-	-	-	1.58	-	-	-	-	1.58
GMAC Commercial Mortgage Securities, Inc.	-	-	-	-	0.50	-	0.25	-	-	-	-	0.75
Gramercy Real Estate CDO Ltd.	-	-	-	1.09	-	-	-	-	-	-	-	1.09
Greenwich Capital Commercial Funding Corp.	0.38	-	-	-	0.75	-	0.01	-	-	-	-	1.14
GS Mortgage Securities Corp. II	0.81	-	0.97	0.10	2.25	-	-	0.07	-	-	-	4.20
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.51	1.25	-	7.81	2.07	1.74	-	-	0.03	0.01	-	13.42
J.P. Morgan Commercial Mortgage Finance Corp.	-	-	-	0.98	-	-	-	-	-	-	-	0.98
LB UBS Commercial Mortgage Trust	0.39	-	-	-	1.47	-	-	-	-	0.16	0.62	2.64
Mach One Trust Commercial Mortgage-Backed Secs.	-	-	-	-	0.48	-	-	-	-	-	-	0.48
Merrill Lynch Mortgage Investors Trust	-	-	0.89	-	-	-	-	-	-	-	-	0.89
Merrill Lynch Mortgage Trust	-	-	-	1.52	0.91	1.00	-	-	-	-	-	3.43
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.57	-	-	-	0.54	-	-	-	-	-	-	1.11
Morgan Stanley Bank of America Merrill Lynch Trust	1.47	-	-	-	-	-	-	-	-	-	-	1.47

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

SUMMARY OF RATINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

	Portfolio Distribution by Rating (a)
Issuer (continued)	AAA	AA+ to	A+	BBB+	BB+	B+to	CCC+to	CC	C	D	NR	Total
		AA-	to A-	to BBB-	to BB-	B-	CCC-
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust	0.84	1.02	0.82	-	0.43	0.89	-	-	-	-	0.39	4.39
Morgan Stanley Dean Witter Capital I Trust	-	-	-	-	-	1.82	-	-	-	-	-	1.82
Morgan Stanley Reremic Trust	-	-	-	3.80	-	-	-	-	-	-	-	3.80
Multi Security Asset Trust	-	-	-	-	-	-	0.27	-	-	-	-	0.27
RBSCF Trust	0.71	-	-	-	-	-	-	-	-	-	-	0.71
Salomon Brothers Mortgage Securities VII, Inc.	-	-	-	-	-	0.30	-	-	-	-	-	0.30
UBS-Barclays Commercial Mortgage Trust	0.76	-	-	-	-	-	-	-	-	-	-	0.76
Wachovia Bank Commercial Mortgage Trust	-	0.91	-	-	1.02	1.10	0.12	-	0.82	0.59	-	4.56
WF-RBS Commercial Mortgage Trust	1.43	-	-	0.70	1.73	-	-	-	-	-	-	3.86
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	14.96	4.07	7.05	23.91	15.89	14.07	5.39	0.34	1.27	1.94	4.89	93.78
TOTAL MONEY MARKET FUND	4.95	-	-	-	-	-	-	-	-	-	-	4.95
TOTAL SECURITIES	19.91	4.07	7.05	23.91	15.89	14.07	5.39	0.34	1.27	1.94	4.89	98.73	(a)

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital

October 31, 2013

Assets
Investments, at Fair Value (Cost $388,608,207)	$352,134,344
Interest Receivable	4,437,516
Contribution Receivable	1,250,000
Other Assets	9,318
Total Assets	357,831,178
Liabilities
Payable for Securities Purchased	908,799
Cash Distribution Payable	2,248
Accrued Audit and Tax Fees	125,000
Accrued Legal Fees	51,780
Accrued Administrative Fees - Note D	43,949
Accrued Custodian Fees - Note D	10,000
Other Accrued Expenses	13,311
Total Liabilities	1,155,087
Members’ Capital	$356,676,091
Members’ Capital
Represented by:
Net Capital	$393,149,954
Accumulated Net Unrealized Depreciation on Investments	(36,473,863)
Total Members’ Capital	$356,676,091

See Notes to Financial Statements.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations

Year Ended October 31, 2013

Investment Income
Interest	$37,680,200
Expenses
Legal Fees	114,729
Administrative Fees - Note D	163,584
Audit and Tax Fees	125,000
Insurance Expense	40,369
Custodian Fees - Note D	29,733
Directors’ Fees	23,081
Other	11,953
Total Expenses	508,449
Net Investment Income	37,171,751
Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(14,442,529)
Net Change in Unrealized Appreciation / Depreciation on Investments	12,563,752
Net Loss on Investments	(1,878,777)
Net Increase in Members’ Capital Resulting from Operations	$35,292,974

See Notes to Financial Statements.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Year Ended	Year Ended
	October 31, 2013	October 31, 2012
Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$37,171,751	$34,413,567
Net Realized Loss on Investments	(14,442,529)	(14,985,612)
Net Change in Unrealized Appreciation / Depreciation on Investments	12,563,752	60,131,550
Net Increase in Members’ Capital Resulting from Operations	35,292,974	79,559,505
Contributions/Withdrawals:
Contributions (1)	23,646,402	53,023,840
Withdrawals (1)	(110,052,947)	(98,980,677)
Net Contributions (Withdrawals)	(86,406,545)	(45,956,837)
Total Increase (Decrease) in Members’ Capital	(51,113,571)	33,602,668
Members’ Capital:
Beginning of Year	407,789,662	374,186,994
End of Year	$356,676,091	$407,789,662

(1) See Note A

See Notes to Financial Statements.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows

Year Ended October 31, 2013

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$35,292,974
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(208,595,139)
Proceeds from Securities Sold and Principal Paydowns	268,048,649
Adjustment to Cost of Interest Only Securities	21,654,648
Net Amortization of Premium and Accretion of Discount and Net Paydown
Gains/(Losses) on Securities	(11,602,331)
Net Change in Unrealized Appreciation / Depreciation on Investments	(12,563,752)
Net Realized Loss on Investments	14,442,529
Net Change in Operating Assets and Liabilities:
Decrease in Receivable for Securities Sold	114,511
Increase in Interest Receivable	(62,917)
Increase in Other Assets	(9,318)
Increase in Payable for Securities Purchased	908,799
Decrease in Accrued Administrative Fees	(11,037)
Decrease in Accrued Custodian Fees	(4,895)
Increase in Accrued Audit and Tax Fees	1,164
Increase in Accrued Legal Fees	11,780
Decrease in Accrued Other Expenses	(2,108)
Net Cash Provided by Operating Activities	107,623,557
Cash Flows from Financing Activities*:
Contributions	23,155,377
Withdrawals	(130,778,934)
Net Cash Used in Financing Activities	(107,623,557)
Net Increase in Cash	-
Cash at Beginning of Year	-
Cash at End of Year	$-

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $22,730,024.

See Notes to Financial Statements

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2013

A.	Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, one of its investors is an investment fund investing all or a substantial portion of its assets in the Master Fund. At October 31, 2013, Torchlight Value Fund, Inc. (the “Feeder Fund”), and Torchlight Investors, LLC (the “Adviser”) are the only investors invested in the Master Fund, and own 99.9% and 0.1% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the U.S. government bond market is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $22,730,024 and $19,427,905 of distributions reinvested into the Master Fund for 2013 and 2012, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

In June 2013, the FASB issued ASU No. 2013-08, Financial Services — Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU 2013-08 amends the current criteria for an entity to qualify as an investment company, creates new disclosure requirements and amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 also amends the current requirements related to qualifying for the “investment company deferral” as well as the requirements related to qualifying for the “net asset value practical expedient.” The amendments are effective for interim and annual reporting periods beginning after December 15, 2013. The Fund does not expect that adopting ASU 2013-08 will have a significant impact.

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and those differences could be material to the financial statements.

1.	Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at estimated fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments typically in the form of money market funds or cash equivalents that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The fair value of commercial mortgage-backed securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates,prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of October 31, 2013 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities*	$-	$237,278,219	$97,212,204	$334,490,423
Money Market Funds	17,643,921	-	-	17,643,921
Total	$17,643,921	$237,278,219	$97,212,204	$352,134,344

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS*	Mezzanine Loan	Total
Balance as of 10/31/12	$89,004,751	$2,746,357	$91,751,108
Realized gain / (loss)	(12,824,124)	458,116	(12,366,008)
Change in unrealized appreciation/(depreciation)	21,620,966	(62,287)	21,558,679
Net amortization /accretion	(5,623,233)	102,861	(5,520,372)
Purchases	38,318,635	9,600,000	47,918,635
Sales and Paydowns	(53,517,837)	(12,845,047)	(66,362,884)
Transfers into Level 3	43,060,290	-	43,060,290
Transfers out of Level 3**	(22,827,244)	-	(22,827,244)
Balance as of 10/31/13	$97,212,204	$-	$97,212,204
Net change in unrealized appreciation/(depreciation) from positions still held at 10/31/2013			$13,357,335

*Includes CDO securities collateralized by commercial real estate fair valued at $11,980,101 as of October 31, 2013 based on Level 3 inputs.

**Net transfers out of level 3 relate primarily to an increase in availability of observable inputs for certain securities.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at October 31, 2013	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Impact to Valuation from an Increase in Input
Commercial Mortgage-backed Securities	$56,544,275	Market transactions or dealer quotes in comparable securities	Comparable Trades (Price) Illiquidity Discount	0.50 - 103.50 0.0% - 20.4%	Increase Decrease
		Credit Adjustment	Credit Enhancement Underlying Collateral Delinquencies	0.0% - 84.1% 0.0% - 74.1%	Increase Decrease
Interest Only Commercial Mortgage-backed Securities	$40,667,929	Market transactions or dealer quotes in comparable securities	Comparable Trades (Price) Illiquidity Discount	0.13 - 12.33 0.0% - 3.3%	Increase Decrease
		Credit Adjustment	Underlying Collateral Delinquencies	0.0% - 72.6%	Decrease

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its financial control and compliance groups of the Adviser. These management control functions are segregated from the trading and investing functions. The Adviser has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations are based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to and approved by the Board of Directors on a quarterly basis.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

2.	Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult. As of October 31, 2013, the Master Fund held $241,746,251 of restricted securities.

3.	Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for accretion of discount or amortization of premium using the effective yield method over the remaining contractual maturity period. When a scheduled interest payment is not received on a security in the portfolio, the Master Fund will classify the security as non-interest income generating security and will cease recognizing interest income (including amortization/accretion) until interest is current through payment. However, the Master Fund remains contractually entitled to this interest income. Paydown gains/losses received on fixed income securities are recognized in interest income to the extent received in cash.

During prior fiscal years, for certain securities the accretion of discount was incorrectly calculated either using the straight line method in lieu of the effective yield method and/or over a shorter period based on the effective maturity period instead of accruing over the remaining contractual maturity period as per the Master Fund’s policy. In addition, for certain securities which were acquired accretion was calculated where there should be no expectation of maturity at par. All of the above instances resulted in overstatement of net interest income and understatement of realized and unrealized gains/ (losses) in prior years. There was no corresponding impact to the net asset values of the Master Fund in prior years. The impact of these errors was immaterial and no changes to prior year reported amounts have been recorded. During the current fiscal year, accretion of discount or amortization of premium was calculated using effective yield method over the remaining contractual maturity period. The amortized cost of impacted portfolio securities in the Statement of Assets, Liabilities and Member’s Capital has been corrected to reflect the cumulative effect of the $11,947,219 of prior year adjustments to the accretion of discount.

4.	Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets are managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current fiscal year. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2013, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the year ended October 31, 2013, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended October 31, 2013, the Master Fund did not incur any interest or penalties.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

C.	Advisory Services and Directors: Torchlight Investors, LLC is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and Onshore Feeder levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder fund level. For the year ended October 31, 2013, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings and the amount of compensation to the Directors is disclosed in the Statement of Operations of the Master Fund.

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements and the applicable fees accrued for such services is disclosed in the Statement of Operations.

E.	Purchases and Sales: For the year ended October 31, 2013, the Master Fund made purchases of $190,698,719 and sales of $111,016,161 of investment securities other than money market funds.

F.	Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser derived from the Master Fund. Adviser believes that service and fee levels are within the range of market rates for such services.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.	Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.	Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act of 1933 or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

3.	Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.	Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master

Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.	Subsequent Events: Management has evaluated the effect of all subsequent events that may require disclosure on the Master Fund’s financial statements through December 30, 2013, the date that the Financial Statements were available to be issued and determined that there are no subsequent events that would require disclosure or recognition in the Master Fund’s financial statements.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TORCHLIGHT VALUE FUND MASTER, LLC

The Board of Directors and Members of Torchlight Value Fund Master, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of portfolio holdings, of Torchlight Value Fund Master, LLC (the “Master Fund”) as of October 31, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torchlight Value Fund Master, LLC at October 31, 2013, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
December 30, 2013

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

FUND EXPENSES (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Torchlight Value Fund Master, LLC
Actual	$1,000.00	$1,027.67	0.10%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	0.10%	$0.49

*Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 10/31/13. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec. gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund Master, LLC, 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund, Inc.
James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Hedge Fund Industry Consultant; formerly, Chief Operating Officer, FrontPoint Partners, LLC.	2	Torchlight Value Fund, Inc.; Various Rubicon Fund Management, GSA Capital Partners and Avantium Investment Management fund entities.
Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund, Inc.

*Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Over- seen by Director	Other Directorships Held by Director
Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, Clarion Partners, LLC	2	Torchlight Value Fund, Inc.
Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund, Inc.; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 28, 2013, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years
Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, Torchlight Investors, LLC
Ramalingam Ganesh	Chief Financial Officer	CFO, CCO, Torchlight Investors, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.
Joseph Cary	Chief Compliance Officer*	Director of Operations, Torchlight Investors, LLC; formerly, CIO, ING Direct
Joanne M. Vitale	Vice President	Managing Director, Clarion Partners, LLC; formerly, Director, Clarion Partners, LLC

* Effective September 14, 2013.

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ANNUAL REPORT 2013 I TORCHLIGHT VALUE FUND MASTER, LLC.

CONTACT INFORMATION

Investment Adviser

Torchlight Investors, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator

The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian

The Bank of New York Mellon Corporation
100 Colonial Center Parkway

Lake Mary, FL 32746

Item 2. Code of Ethics.

(a)    The registrant has adopted a code of ethics that applies to the registrant’s President and Chief Financial Officer.

(b)    Not applicable.

(c)    The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)    The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)    Not applicable.

(f)	(1) The registrant’s Code of Ethics is attached hereto as exhibit 12(a)(1).

(2) N/A

(3) N/A

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors (“Board”) has determined that the registrant has at least one Audit Committee Financial Expert (“ACFE”) serving on the registrant’s Audit Committee. The Board determined that S. Leland Dill qualifies as ACFE and is “independent” (as each item defined in Item 3 of Form N-CSR).

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)    Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2013: $94,500
2012: $94,500

(b)    Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2013: $0
2012: $0

(c)    Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2013: $28,300
2012: $27,500

(d)    All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2012: $0
2011: $0

(e)    Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g)    The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant, the registrant’s adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly impacted the registrant for the period from November 1, 2012 to October 31, 2013 were $0.

(h)    There were no non-audit services rendered by the principal accountant to the registrant’s investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

(a)	The Torchlight Value Fund Master, LLC has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of three independent directors. The audit committee members are S. Leland Dill, James Webb, and Mark B. Taylor.

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)     Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant have determined that as of and prior to October 31, 2013, the registrant's fiscal year end, the registrant's disclosure control and procedures were ineffective due to a material weakness in its internal control over the calculation of discount accretion for certain purchased securities caused by one or more of the following: the use of an incorrect accretion method, an incorrect accretion period, or the calculation of accretion for certain securities where there should be no expectation of maturity at par. The impact of these errors was immaterial and no changes to prior year reported amounts have been recorded. Also, there was no corresponding impact to the registrant's net asset values or the registrant's total return in prior years. Since October 31, 2013, and prior to the issuance of the registrant's annual report, the registrant's management has initiated the implementation of changes in its existing controls to monitor and review the calculation of accretion, accretion method, period of accretion and whether accretion is warranted for investments purchased at a discount.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. However, as discussed above, subsequent to October 31, 2013, the registrant's management has initiated implementation of changes to the registrant's existing internal controls.

Item 12. Exhibits.

(a)(1)   Code of Ethics.

(a)(2)   Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)      Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 9, 2014

By:	/s/ Ramalingam Ganesh

Name:	Ramalingam Ganesh

Title:	Chief Financial Officer

Date:	January 9, 2014